Land Use Right (Land Use Right)	12 Months Ended
Dec. 31, 2013
Land Use Right
Land Use Right
Land Use Right

8.                        Land Use Right

The Company acquired the land use right in 2007 for the purpose of constructing a new research and development center in Hangzhou, China. Amortization of the land use right is made over the remaining term of the land use right period of 50 years from the date when the Company first obtained the land use right certificate from the local authorities. The land use right will be fully amortized by August 31, 2057. The land use right is summarized as follows (in thousands):

	December 31,	December 31,
	2012	2013
	RMB	RMB
Cost	27,779	27,779
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(1,250)	(1,508)
Land use right, net	11,529	11,271

The total amortization expense for each of the years ended December 31, 2011, 2012 and 2013 amounted to approximately RMB258,000. The estimated amortization expense for each of the five succeeding fiscal years is expected to be approximately RMB258,000 each year.